S000004368 [Member] Investment Objectives and Goals - iShares Morningstar Growth ETF	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iShares Morningstar Growth ETF ILCG | NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Morningstar Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit growth characteristics.